Commitments and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2018	$ 25,032
Twelve months ending June 30, 2019	17,017
Twelve months ending June 30, 2020	17,034
Twelve months ending June 30, 2021	17,017
Twelve months ending June 30, 2022	$ 15,228